Corporation's risk-based capital and leverage ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Corporate [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,122,238	$ 4,761,555
Capital to Risk Weighted Assets	19.41%	20.42%
Tier One Risk Based Capital	3,849,891	4,464,742
Tier One Risk Based Capital to Risk Weighted Assets	18.13%	19.15%
Tier One Leverage Capital	3,849,891	4,464,742
Tier One Leverage Capital to Average Assets	11.94%	12.85%
Corporate [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,698,712	1,865,494
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Corporate [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	849,356	932,747
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Corporate [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	967,505	1,042,384
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Corporate [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,290,007	1,389,845
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	2,973,500	2,607,018
Capital to Risk Weighted Assets	17.00%	14.76%
Tier One Risk Based Capital	2,749,051	2,381,347
Tier One Risk Based Capital to Risk Weighted Assets	15.71%	13.48%
Tier One Leverage Capital	2,749,051	2,381,347
Tier One Leverage Capital to Average Assets	10.63%	9.21%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,399,664	1,413,292
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	699,832	706,646
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	775,566	775,562
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,034,089	1,034,083
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular North America [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	1,216,065	1,400,740
Capital to Risk Weighted Assets	35.77%	25.47%
Tier One Risk Based Capital	1,182,899	1,331,471
Tier One Risk Based Capital to Risk Weighted Assets	34.80%	24.21%
Tier One Leverage Capital	1,182,899	1,331,471
Tier One Leverage Capital to Average Assets	20.01%	15.92%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	271,952	439,908
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	135,976	219,954
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular North America [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	177,376	250,931
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	$ 236,502	$ 334,575
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%